FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Derivatives financial instruments classified as swaps (Details) - BRL (R$)		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivatives financial instruments
Current		R$ 8,336,000	R$ 113,501,000
Non Current		76,952,000	44,522,000
Current		(6,948,000)	(86,548,000)
Non Current		(87,755,000)	(77,593,000)
Derivative transactions, net		(9,415,000)	(6,118,000)
Carrying amount		18,737,227,000	19,301,796,000	R$ 16,933,978,000
Foreign currency swaps US $
Derivatives financial instruments
Currency risk affecting net amount receivable		198,011
Foreign currency swaps Euro
Derivatives financial instruments
Currency risk affecting net amount payable		122,243
Foreign currency swaps (Euro and CDI x Euro) maturing through February 21, 2022
Derivatives financial instruments
Currency risk affecting net amount payable		122,241
Foreign currency swaps (US$ and CDI x US$) maturing through February 21, 2022
Derivatives financial instruments
Currency risk affecting net amount payable		198,014
Book value of exchange risk		46,878,000
Transaction value of Exchange Risk		46,878
Foreign currency swaps (NDF US$ x R$) with maturity up to December 12, 2023 [Member]
Derivatives financial instruments
Book value of exchange risk		898
Book Value Of Exchange Payable		898
Purchased call options [member]
Derivatives financial instruments
Total nominal value or nominal amount		(820,298,000)	(1,701,304,000)
Accumulated effects from fair value Amount receivable or payable		85,288,000	158,023,000
Current		8,336,000	113,501,000
Non Current		76,952,000	44,522,000
Purchased call options [member] | Floating interest rate [member]
Derivatives financial instruments
Total nominal value or nominal amount		(172,471,000)	(143,813,000)
Accumulated effects from fair value Amount receivable or payable		1,952,000	1,357,000
Purchased call options [member] | CDI
Derivatives financial instruments
Total nominal value or nominal amount	[1]	(172,471,000)	(143,813,000)
Accumulated effects from fair value Amount receivable or payable	[1]	1,952,000	1,357,000
Purchased call options [member] | Inflation rates
Derivatives financial instruments
Total nominal value or nominal amount		(38,033,000)	(30,872,000)
Accumulated effects from fair value Amount receivable or payable		83,080,000	51,003,000
Purchased call options [member] | IPCA
Derivatives financial instruments
Total nominal value or nominal amount	[2]	(38,033,000)	(30,872,000)
Accumulated effects from fair value Amount receivable or payable	[2]	83,080,000	51,003,000
Purchased call options [member] | Foreign currency
Derivatives financial instruments
Total nominal value or nominal amount		(609,794,000)	(1,526,619,000)
Accumulated effects from fair value Amount receivable or payable		256,000	105,663,000
Purchased call options [member] | NDF US$
Derivatives financial instruments
Total nominal value or nominal amount	[3]	(114,402,000)	(2,823,000)
Accumulated effects from fair value Amount receivable or payable	[3]		24,000
Purchased call options [member] | United States of America, Dollars
Derivatives financial instruments
Total nominal value or nominal amount	[1],[2]	(369,544,000)	(1,428,565,000)
Accumulated effects from fair value Amount receivable or payable	[1],[2]	27,000	105,472,000
Purchased call options [member] | Euro Member Countries, Euro
Derivatives financial instruments
Total nominal value or nominal amount	[1]	(125,848,000)	(95,231,000)
Accumulated effects from fair value Amount receivable or payable	[1]	229,000	167,000
Written put options [member]
Derivatives financial instruments
Notional value for liabilities position		820,298,000	1,701,304,000
Short position		94,703,000	164,141,000
Current		6,948,000	86,548,000
Non Current		87,755,000	77,593,000
Derivative transactions, net		(9,415,000)	(6,118,000)
Written put options [member] | Floating interest rate [member]
Derivatives financial instruments
Notional value for liabilities position		533,425,000	1,579,506,000
Short position		93,805,000	163,730,000
Written put options [member] | Fixed interest rate [member]
Derivatives financial instruments
Notional value for liabilities position		114,402,000	2,823,000
Short position		898,000
Written put options [member] | NDF US$
Derivatives financial instruments
Notional value for liabilities position	[3]	114,402,000	2,823,000
Short position	[3]	898,000
Written put options [member] | CDI
Derivatives financial instruments
Notional value for liabilities position	[1],[2]	533,425,000	1,579,506,000
Short position	[1],[2]	93,805,000	163,730,000
Written put options [member] | Foreign currency
Derivatives financial instruments
Notional value for liabilities position		172,471,000	118,975,000
Short position			411,000
Written put options [member] | United States of America, Dollars
Derivatives financial instruments
Notional value for liabilities position	[1]	169,247,000	143,813,000
Short position	[1]		411,000
Written put options [member] | Euro Member Countries, Euro
Derivatives financial instruments
Total nominal value or nominal amount	[1]	R$ (3,224,000)	R$ (24,838,000)

[1]	Foreign currency swap (euro and CDI x euro) (R$122,241) and (US dollar and CDI x US dollar) (R$198,014) – swap operations contracted with maturities until March 11, 2024, with the objective of protecting against exchange variation risks of net amounts payable (book value of R$122,243 payable and R$198,011 payable, respectively).
[2]	Swap IPCA x CDI (R$46,878) – swap operations contracted with maturities in 2033 with the objective of protecting against the risk of variation of the IPCA (book value of R$46,878 payable).
[3]	NDF dollar x (R$898) – forward operations contracted with maturities up to June 11, 2024, with the objective of protecting against exchange variation risks of service contracts (book value of R$898 payable).